INFORMATION ABOUT COMPONENTS OF EQUITY - Rizobacter Argentina (Details) - USD ($)		12 Months Ended
		Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Financial position
Current assets		$ 164,693,055	$ 98,208,964	$ 85,342,852
Non-current assets		132,868,314	144,258,333	111,295,912
Total assets		297,561,369	242,467,297	196,638,764
Current liabilities		130,610,709	116,458,133	118,680,626
Non-current liabilities		106,201,178	63,914,298	44,824,482
Total liabilities		236,811,887	180,372,431	163,505,108
Equity attributable to controlling interest		46,179,395	47,301,863	13,713,484
Equity attributable to non-controlling interest		14,570,087	14,793,003	19,420,172
Total equity		60,749,482	62,094,866	33,133,656	$ 77,239,066
Total liabilities and equity		297,561,369	242,467,297	196,638,764
Summary statements of comprehensive income or loss
Revenues		173,092,172	160,605,296	133,542,704
Initial recognition and changes in the fair value of biological assets		716,741	279,945
Cost of sales		(93,575,588)	(86,964,881)	(77,094,551)
Gross margin		79,516,584	73,640,415	56,448,153
Research and development expenses		(4,195,270)	(3,689,391)	(3,950,100)
Selling, general and administrative expenses		(38,345,028)	(39,243,800)	(35,263,688)
Share of profit or loss of joint ventures and associates		2,477,193	1,012,486	(2,136,801)
Other income		(307,499)	365,900	613,389
Operating profit		39,145,980	32,085,610	15,710,953
Profit (loss) before income tax		6,443,338	(9,372,607)	(25,239,763)
Income tax (expense) benefit		(2,206,710)	(6,986,284)	10,928,517
Result for the year		4,236,628	(16,358,891)	(14,311,246)
Exchange differences on translation of foreign operations		(10,108,444)	5,240,151	(29,845,780)
Revaluation of property, plant and equipment, net of tax	[1]	3,399,683	(1,441,132)	8,381,618
Total comprehensive loss		$ (5,445,488)	$ (12,454,526)	$ (46,144,800)
Rizobacter Argentina
Summarized financial information
Proportion of ownership interests held by non-controlling interests		20.00%	20.00%	40.00%
Financial position
Current assets		$ 148,256,827	$ 115,546,951	$ 86,461,071
Non-current assets		49,843,457	47,418,450	48,295,110
Total assets		198,100,284	162,965,401	134,756,181
Current liabilities		129,838,941	100,590,919	88,270,487
Non-current liabilities		32,935,399	34,788,705	29,598,319
Total liabilities		162,774,340	135,379,624	117,868,806
Equity attributable to controlling interest		35,324,227	27,584,666	16,824,251
Equity attributable to non-controlling interest		1,717	1,111	63,124
Total equity		35,325,944	27,585,777	16,887,375
Total liabilities and equity		198,100,284	162,965,401	134,756,181
Summary statements of comprehensive income or loss
Revenues		162,404,866	156,741,933	129,798,271
Initial recognition and changes in the fair value of biological assets		716,741
Cost of sales		(86,533,561)	(85,287,771)	(71,699,144)
Gross margin		76,588,046	71,454,162	58,099,127
Research and development expenses		(2,689,468)	(2,367,727)	(2,902,235)
Selling, general and administrative expenses		(36,103,289)	(31,316,843)	(31,219,784)
Share of profit or loss of joint ventures and associates		1,960,549	1,071,297	(1,683,949)
Other income		(380,871)	286,626	524,672
Operating profit		39,374,967	39,127,515	22,817,831
Financial results		(30,014,131)	(24,650,359)	(37,989,573)
Profit (loss) before income tax		9,360,836	14,477,156	(15,171,742)
Income tax (expense) benefit		(3,830,106)	(7,729,300)	3,275,077
Result for the year		5,530,730	6,747,856	(11,896,665)
Exchange differences on translation of foreign operations		1,281,974	17,197	(8,266,718)
Revaluation of property, plant and equipment, net of tax		3,921,091	(1,347,124)	14,079,875
Total comprehensive loss		$ 10,733,795	$ 5,417,929	$ (6,083,508)

[1]	The tax effect of the revaluation of property, plant and equipment was $1,133,230, $(480,378) and $4,513,179 for the years ended June 30, 2020, 2019 and 2018, respectively.